Taxes (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
VAT on sales	$ 13,576,057	$ 13,954,823
VAT on purchases	$ 11,831,245	$ 10,633,858